Subsequent Events (Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended
	May 04, 2023	Apr. 01, 2023	Feb. 08, 2023	Jan. 08, 2023	Mar. 31, 2023	Mar. 31, 2022	Jan. 17, 2023	Jan. 12, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Proceeds from convertible debt					$ 9,600	$ 0
Common stock, shares issued					145,811,298				141,348,856	132,858,484
Common Stock, Value, Issued					$ 15				$ 14	$ 13
B. Riley Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock, shares issued					250,000
Common stock sold					127,241
Proceeds from sale of common stock					$ 1,000
A&R Yorkville Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock sold					85,000
Proceeds from sale of common stock					$ 600
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt principal amount		$ 15,000
Proceeds from convertible debt		$ 14,400
Debt interest rate		7.00%
Debt maturity date		Dec. 21, 2023
Common Stock at a conversion price		$ 8
Cnvertible debenture to number of common stock		632,431
Additional principal amount		$ 5,000
Subsequent Event [Member] | Inducement Plan [Member]
Subsequent Event [Line Items]
Number of shares available for grant							1,400,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock, shares issued								250,000
Common Stock, Value, Issued				$ 500,000
Subsequent Event [Member] | B. Riley Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock sold				127,241
Proceeds from sale of common stock				$ 1,000
Subsequent Event [Member] | A&R Yorkville Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock sold			85,000
Proceeds from sale of common stock			$ 600
Subsequent Event [Member] | Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares authorized before increment under the plan	20,276,666
Increase number of shares authorized for issuance	10,000,000
Number of shares authorized under the plan	30,276,666